Trade and other receivables - Carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current other receivables
Total	$ 5,293	$ 5,318
Current trade and other receivables
Trade receivables	457,506	263,749
Other receivables
Insurance recoveries (see also Note 15)	4,636	4,576
Government institutions	15,471	11,540
Prepaid expenses	30,014	25,531
Other receivables	12,374	11,663
Total	62,495	53,310
Total trade and other receivables	$ 520,001	$ 317,059